Share-based payment reserve (Tables)	12 Months Ended
Jun. 30, 2022
Share-based payment transaction
Schedule of share-based payment expense

		2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm

During the year, the following share-based payment expense was recognised in the income statement relating to the equity-settled share-based payment schemes:
Long-term incentives	35.1	1 001	1 042	878
Sasol Khanyisa Employee Share Ownership Plan (ESOP)	35.2	163	885	1 068
Tier 1 — Eligible Inzalo participants		—	567	642
Tier 2 — Qualifying employees		163	318	426

Equity-settled — recognised directly in equity		1 164	1 927	1 946

Sasol 2016 Long-term Incentive plan
Share-based payment transaction
Schedule of movements in the number of incentives outstanding

		Weighted average
	Number of	fair value
Movements in the number of incentives outstanding	incentives	Rand
Balance at 30 June 2020	10 908 312	345,74
LTIs granted	5 957 275	146,58
LTIs exercised	(1 940 848)	352,18
Effect of CPTs and LTIs forfeited	(1 452 069)	345,14
Balance at 30 June 2021*	13 472 670	256,68
LTIs granted	3 822 529	246,26
LTIs exercised	(1 488 900)	461,96
Effect of CPTs and LTIs forfeited	(1 544 102)	351,79
Balance at 30 June 2022*	14 262 197	222,16
*	The incentives outstanding as at 30 June 2022 have a weighted average remaining vesting period of 1,4 years. The exercise price of these options is Rnil.

Schedule of weighted average market price

	2022	2021
for year ended 30 June	Rand	Rand
Average weighted market price of LTIs vested	230,48	134,25

Schedule of the assumptions used to calculate the average fair value of options granted

Average fair value of incentives granted		2022	2021
Model		Monte-Carlo	Monte-Carlo
Risk-free interest rate — Rand	(%)	4,96 – 7,28	3,99 – 5,90
Risk-free interest rate — US$	(%)	0,32 – 1,45	0,17 – 0,28
Expected volatility	(%)	78,67	98,34
Expected dividend yield	(%)	2,90	3,49
Expected forfeiture rate	(%)	5	5
Expected vesting percentage	(%)	97,27	97,42
Vesting period — top management		3/5 years	3/5 years
Vesting period — all other participants		3 Years	3 years